Revenue from Contracts with Customers: Commercial services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers:
Commercial services	$ 6,452,611	$ 5,932,414	$ 4,376,269
Duty free shops
Revenue from Contracts with Customers:
Commercial services	2,621,852	2,495,826	1,746,097
Food and beverage
Revenue from Contracts with Customers:
Commercial services	1,419,917	1,243,576	823,883
Advertising revenues
Revenue from Contracts with Customers:
Commercial services	206,942	151,741	129,589
Car rental companies
Revenue from Contracts with Customers:
Commercial services	1,230,544	1,110,926	953,085
Banking and currency exchange services
Revenue from Contracts with Customers:
Commercial services	103,285	102,783	107,228
Teleservices
Revenue from Contracts with Customers:
Commercial services	16,099	15,538	17,539
Ground transportations
Revenue from Contracts with Customers:
Commercial services	144,674	131,653	95,690
Other services
Revenue from Contracts with Customers:
Commercial services	$ 709,298	$ 680,371	$ 503,158